Taxation (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income/(loss) before tax
Income from China operations	¥ 14,518		¥ 15,803	¥ 14,177
Income/(loss) from non-China operations	(17,098)		35,016	(484)
Total income/(loss) before tax	(2,580)	$ (405)	50,819	13,693
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(2,538)		(2,201)	(1,270)
Deferred tax benefits/(expenses)	651		719	(533)
Subtotal income tax expenses applicable to China operations	(1,887)		(1,482)	(1,803)
Total income tax expenses	¥ (1,887)	$ (296)	¥ (1,482)	¥ (1,803)